Going Concern	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2 - Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company had limited revenues and incurred losses during the six months ended May 31, 2024 and year ended November 30, 2023. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management anticipates that the Company may be dependent, for the near future, on additional investment capital to fund operating expenses. It is anticipated that revenues will be forthcoming within the third or fourth quarters of the current fiscal year. There are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.

Note 2 - Going Concern

The accompanying audited consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company had limited revenues and incurred losses during the fiscal years ended November 30, 2023 and November 30, 2022. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management anticipates that the Company may be dependent, for the near future, on additional investment capital to fund operating expenses. It is anticipated that revenues will be forthcoming within the third or fourth quarters of the current fiscal year. There are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.